Debt - Schedule of Maturities of Debt (Details) $ in Millions	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2025	$ 67.4
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total principal debt	$ 2,112.3